Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

	Principal	Value
ASSET-BACKED SECURITY - 0.5%
American Express Credit Account Master Trust
Series 2022-3, Class A,
3.75%, 08/15/2027	$ 725,000	$ 704,139

Total Asset-Backed Security (Cost $706,563)		704,139

CORPORATE DEBT SECURITIES - 15.7%
Banks - 7.2%
BAC Capital Trust XIV
3-Month LIBOR + 0.40%, 5.95% (A), 08/21/2023 (B)	726,000	580,800
Banco Santander Chile
3.18%, 10/26/2031 (C)	489,000	420,167
Bank of America Corp.
Fixed until 10/20/2031, 2.57% (A), 10/20/2032	683,000	553,694
4.18%, 11/25/2027	722,000	687,748
CPI-YoY + 1.10%, 6.03% (A), 11/19/2024	1,000,000	978,060
BPCE SA
Fixed until 10/19/2041, 3.58% (A), 10/19/2042 (C)	303,000	202,435
Citigroup, Inc.
Fixed until 11/03/2031, 2.52% (A), 11/03/2032	437,000	351,449
Corestates Capital II
3-Month Term SOFR + 0.91%, 6.22% (A), 01/15/2027 (C)	269,000	250,255
Deutsche Bank AG
Fixed until 05/28/2031, 3.04% (A), 05/28/2032	1,119,000	892,523
Fixed until 01/18/2028, 6.72% (A), 01/18/2029	500,000	508,659
Goldman Sachs Group, Inc.
Fixed until 07/21/2031, 2.38% (A), 07/21/2032	820,000	654,739
HSBC Holdings PLC
Fixed until 03/09/2043, 6.33% (A), 03/09/2044	202,000	210,892
Fixed until 11/03/2032, 8.11% (A), 11/03/2033	579,000	641,303
Intesa Sanpaolo SpA
Fixed until 06/01/2041, 4.95% (A), 06/01/2042 (C)	215,000	143,680
Lloyds Banking Group PLC
Fixed until 03/06/2028, 5.87% (A), 03/06/2029	203,000	202,297
Mizuho Financial Group, Inc.
Fixed until 05/27/2030, 5.74% (A), 05/27/2031	830,000	830,818

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Morgan Stanley
Fixed until 09/16/2031, 2.48% (A), 09/16/2036	$ 152,000	$ 116,101
NatWest Group PLC
Fixed until 08/28/2030, 3.03% (A), 11/28/2035	581,000	455,265
UBS Group AG
Fixed until 01/12/2033, 5.96% (A), 01/12/2034 (C)	200,000	202,489
UniCredit SpA
Fixed until 06/30/2030, 5.46% (A), 06/30/2035 (C)	621,000	541,552

		9,424,926

Chemicals - 0.7%
Albemarle Corp.
5.65%, 06/01/2052	506,000	474,608
Eastman Chemical Co.
5.75%, 03/08/2033	258,000	257,306
OCI NV
6.70%, 03/16/2033 (C)	201,000	198,317

		930,231

Commercial Services & Supplies - 0.4%
Triton Container International Ltd.
3.15%, 06/15/2031 (C)	601,000	462,677

Consumer Finance - 0.2%
Synchrony Financial
2.88%, 10/28/2031	304,000	225,148

Food Products - 0.4%
Smithfield Foods, Inc.
5.20%, 04/01/2029 (C)	581,000	537,483

Hotels, Restaurants & Leisure - 0.6%
Warnermedia Holdings, Inc.
5.14%, 03/15/2052	923,000	749,167

Insurance - 1.0%
Enstar Group Ltd.
3.10%, 09/01/2031	742,000	577,363
Hartford Financial Services Group, Inc.
3-Month LIBOR + 2.13%, 7.45% (A), 02/12/2067 (C)	898,000	767,979

		1,345,342

Metals & Mining - 2.4%
Anglo American Capital PLC
3.88%, 03/16/2029 (C)	600,000	547,007
BHP Billiton Finance USA Ltd.
4.90%, 02/28/2033 (D)	500,000	497,778
Glencore Funding LLC
2.63%, 09/23/2031 (C)	298,000	239,001
2.85%, 04/27/2031 (C)	511,000	420,199
Newcrest Finance Pty Ltd.
5.75%, 11/15/2041 (C)	446,000	441,251
South32 Treasury Ltd.
4.35%, 04/14/2032 (C)	1,161,000	1,015,540

		3,160,776

Transamerica Funds	Page 1

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.7%
Apache Corp.
4.25%, 01/15/2030	$ 683,000	$ 619,297
Enbridge, Inc.
Fixed until 07/15/2027, 5.50% (A), 07/15/2077	731,000	660,420
Energy Transfer LP
4.95%, 05/15/2028	346,000	338,233
5.75%, 02/15/2033	495,000	501,153
3-Month LIBOR + 4.03%, 9.35% (A), 08/21/2023 (B)	691,000	625,355
EnLink Midstream Partners LP
3-Month LIBOR + 4.11%, 9.62% (A), 09/05/2023 (B)	133,000	114,380
Enterprise Products Operating LLC
3.70%, 01/31/2051	595,000	449,991
Fixed until 08/16/2027, 5.25% (A), 08/16/2077	243,000	215,690

		3,524,519

Transportation Infrastructure - 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.
6.20%, 06/15/2030 (C)	172,000	173,561

Total Corporate Debt Securities (Cost $23,039,900)		20,533,830

FOREIGN GOVERNMENT OBLIGATIONS - 28.8%
Australia - 4.3%
Australia Government Bonds
2.50%, 09/20/2030 (E)	AUD 1,750,000	1,740,373
Series 27CI,
0.75%, 11/21/2027 (E)	5,000,000	3,928,269

		5,668,642

Canada - 2.1%
Canada Government Real Return Bonds
4.00%, 12/01/2031	CAD 601,244	533,923
4.25%, 12/01/2026	2,681,115	2,170,863

		2,704,786

France - 3.1%
French Republic Government Bonds OAT
0.70%, 07/25/2030 (E)	EUR 2,458,280	2,775,765
3.15%, 07/25/2032 (E)	947,156	1,288,908

		4,064,673

Germany - 4.6%
Deutsche Bundesrepublik Inflation-Linked Bonds
0.10%, 04/15/2026 (E)	3,705,810	4,015,369
0.50%, 04/15/2030 (E)	1,703,006	1,922,937

		5,938,306

Japan - 5.3%
Japan Government CPI-Linked Bonds
0.10%, 03/10/2026 - 03/10/2028	JPY 934,322,250	6,890,499

Mexico - 0.4%
Mexico Government International Bonds
4.28%, 08/14/2041	$ 686,000	566,127

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
New Zealand - 3.6%
New Zealand Government Inflation-Linked Bonds
2.00%, 09/20/2025 (E)	NZD 6,000,000	$ 4,736,359

United Kingdom - 5.4%
U.K. Inflation-Linked Gilt
0.13%, 03/22/2024 - 03/22/2044 (E)	GBP 3,482,558	4,144,566
1.25%, 11/22/2032 (E)	2,073,684	2,837,603

		6,982,169

Total Foreign Government Obligations (Cost $40,432,024)		37,551,561

U.S. GOVERNMENT OBLIGATIONS - 54.0%
U.S. Treasury Inflation-Protected Securities - 54.0%
U.S. Treasury Inflation-Protected Indexed Bonds
0.13%, 02/15/2051 - 02/15/2052	$ 2,366,772	1,516,070
0.63%, 02/15/2043	2,645,400	2,115,855
0.75%, 02/15/2042 - 02/15/2045	9,551,880	7,898,603
1.00%, 02/15/2046	2,438,517	2,057,237
1.38%, 02/15/2044	1,043,864	958,612
1.50%, 02/15/2053	1,636,864	1,539,979
2.13%, 02/15/2040	984,879	1,036,479
2.38%, 01/15/2025	3,387,930	3,346,375
3.38%, 04/15/2032	2,055,900	2,326,239
3.88%, 04/15/2029	2,404,805	2,658,601
U.S. Treasury Inflation-Protected Indexed Notes
0.13%, 07/15/2024 - 07/15/2031	17,483,484	16,313,222
0.25%, 01/15/2025 - 07/15/2029	5,092,964	4,792,259
0.38%, 07/15/2025 - 07/15/2027	6,423,442	6,072,901
0.50%, 01/15/2028	1,849,275	1,734,183
0.63%, 01/15/2024 - 07/15/2032	9,900,731	9,472,511
1.25%, 04/15/2028	2,838,780	2,752,785
1.63%, 10/15/2027	3,901,004	3,849,689

Total U.S. Government Obligations (Cost $76,097,785)		70,441,600

	Shares	Value
SHORT-TERM INVESTMENT COMPANY - 0.7%
Money Market Fund - 0.7%
State Street Institutional U.S. Government Money Market Fund, 5.19% (F)	889,619	889,619

Total Short-Term Investment Company (Cost $889,619)		889,619

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 5.28% (F)	513,563	513,563

Total Other Investment Company (Cost $513,563)		513,563

Total Investments (Cost $141,679,454)		130,634,312
Net Other Assets (Liabilities) - (0.1)%		(74,766)

Net Assets - 100.0%		$ 130,559,546

Transamerica Funds	Page 2

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
JPMS	09/07/2023	USD	4,950,037	AUD	7,400,000	$—	$(27,433)
JPMS	09/07/2023	USD	2,019,581	CAD	2,725,000	—	(48,006)
JPMS	09/07/2023	USD	8,844,666	EUR	8,000,000	31,558	—
JPMS	09/07/2023	USD	7,238,575	GBP	5,800,000	—	(206,206)
JPMS	09/07/2023	USD	7,171,252	JPY	961,135,000	372,978	—
JPMS	09/07/2023	USD	4,015,395	NZD	6,500,000	—	(21,998)
JPMS	09/07/2023	GBP	1,124,000	USD	1,415,304	27,443	—
JPMS	09/07/2023	EUR	1,200,000	USD	1,317,173	4,793	—

Total						$436,772	$(303,643)

INVESTMENT VALUATION:

Valuation Inputs (G)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Asset-Backed Security	$—	$704,139	$—	$704,139
Corporate Debt Securities	—	20,533,830	—	20,533,830
Foreign Government Obligations	—	37,551,561	—	37,551,561
U.S. Government Obligations	—	70,441,600	—	70,441,600
Short-Term Investment Company	889,619	—	—	889,619
Other Investment Company	513,563	—	—	513,563

Total Investments	$1,403,182	$129,231,130	$—	$130,634,312

Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$436,772	$—	$436,772

Total Other Financial Instruments	$—	$436,772	$—	$436,772

LIABILITIES
Other Financial Instruments
Forward Foreign Currency Contracts (H)	$—	$(303,643)	$—	$(303,643)

Total Other Financial Instruments	$—	$(303,643)	$—	$(303,643)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of July 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Perpetual maturity. The date displayed is the next call date.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2023, the total value of 144A securities is $6,563,593, representing 5.0% of the Fund’s net assets.
(D)	All or a portion of the security is on loan. The value of the security on loan is $502,908, collateralized by cash collateral of $513,563. The amount on loan indicated may not correspond with the security on loan identified because a security with pending sales are in the process of recall from the brokers.
(E)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2023, the total value of Regulation S securities is $27,390,149, representing 21.0% of the Fund’s net assets.
(F)	Rates disclosed reflect the yields at July 31, 2023.
(G)	There were no transfers in or out of Level 3 during the period ended July 31, 2023. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(H)	Derivative instruments are valued at unrealized appreciation (depreciation).

Transamerica Funds	Page 3

Transamerica Inflation Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
CAD	Canadian Dollar
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
NZD	New Zealand Dollar
USD	United States Dollar

COUNTERPARTY ABBREVIATION:

JPMS	JPMorgan Securities LLC

PORTFOLIO ABBREVIATIONS:

CPI - YoY	Consumer Price Index-Year over Year
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate

Transamerica Funds	Page 4

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2023

(unaudited)

INVESTMENT VALUATION

Transamerica Inflation Opportunities (the “Fund”) is a series of the Transamerica Funds.

Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund’s valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund’s Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM’s own assumptions used in determining the fair value of the Fund’s investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2023, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Transamerica Funds	Page 5

Transamerica Inflation Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At July 31, 2023

(unaudited)

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

SUBSEQUENT EVENT

The Board has approved the reorganization of Transamerica Inflation-Protected Securities into Transamerica Inflation Opportunities. If all closing conditions are satisfied, it is expected that the reorganization would occur in the fourth quarter of 2023.

Transamerica Funds	Page 6